Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Entity File Number	1-13455
Entity Tax Identification Number	74-2148293
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10000 Energy Drive
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389
City Area Code	281
Local Phone Number	367-1983
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	TETRA Technologies, Inc.
Entity Central Index Key	0000844965
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Series A Preferred Stock
Cover [Abstract]
Trading Symbol	N/A
Security Exchange Name	NYSE
Title of 12(b) Security	Preferred Share Purchase Right
Document Information [Line Items]
Trading Symbol	N/A
Title of 12(b) Security	Preferred Share Purchase Right
Security Exchange Name	NYSE
Common Class A
Cover [Abstract]
Title of 12(b) Security	Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Common Stock
Cover [Abstract]
Trading Symbol	TTI
Security Exchange Name	NYSE
Document Information [Line Items]
Trading Symbol	TTI
Security Exchange Name	NYSE